CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 8,442	$ 12,803
Short-term investments	5,017	1,088
TOTAL CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	13,459	13,891
Marketable securities	3,092	144
Trade accounts receivable, less allowances of $53 and $83, respectively	4,759	4,920
Inventories	3,264	3,092
Prepaid expenses and other assets	2,781	3,450
Assets held for sale	2,973	0
TOTAL CURRENT ASSETS	30,328	25,497
EQUITY METHOD INVESTMENTS	9,216	7,233
OTHER INVESTMENTS, PRINCIPALLY BOTTLING COMPANIES	1,232	1,141
OTHER ASSETS	3,585	3,495
PROPERTY, PLANT AND EQUIPMENT - net	14,476	14,939
TRADEMARKS WITH INDEFINITE LIVES	6,527	6,430
BOTTLERS' FRANCHISE RIGHTS WITH INDEFINITE LIVES	7,405	7,770
GOODWILL	12,255	12,219
OTHER INTANGIBLE ASSETS	1,150	1,250
TOTAL ASSETS	86,174	79,974
CURRENT LIABILITIES
Accounts payable and accrued expenses	8,680	9,009
Loans and notes payable	16,297	12,871
Current maturities of long-term debt	1,577	2,041
Accrued income taxes	471	362
Liabilities held for sale	796	0
TOTAL CURRENT LIABILITIES	27,821	24,283
LONG-TERM DEBT	14,736	13,656
OTHER LIABILITIES	5,468	5,420
DEFERRED INCOME TAXES	4,981	4,694
THE COCA-COLA COMPANY SHAREOWNERS' EQUITY
Common stock, $0.25 par value; Authorized — 11,200 shares; Issued — 7,040 and 7,040 shares, respectively	1,760	1,760
Capital surplus	11,379	10,332
Reinvested earnings	58,045	53,621
Accumulated other comprehensive income (loss)	(3,385)	(2,774)
Treasury stock, at cost — 2,571 and 2,514 shares, respectively	(35,009)	(31,304)
EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	32,790	31,635
EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS	378	286
TOTAL EQUITY	33,168	31,921
TOTAL LIABILITIES AND EQUITY	$ 86,174	$ 79,974